Nature of Business (Details Narrative) (10-K) - USD ($)						6 Months Ended
	May 25, 2018	Nov. 21, 2017	Oct. 04, 2017	Oct. 04, 2017	Oct. 02, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares acquired in exchange for common stock			31,745,242			2,090,301
Percentage of issued and outstanding common stock diluted basis			90.00%
Common stock issued						38,674,265	35,272,626	31,745,242
Common stock shares outstanding						38,674,265	35,272,626	31,745,242
Capital stock shares authorized						350,000,000	350,000,000	43,261,049
Common stock par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized						10,000,000	10,000,000	10,000,000
Preferred stock par value						$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit						$ 6,161,956	$ 3,859,086	$ 2,002,771
Senior convertible notes convert into securities	$ 2,350,000
Funding of drugs				$ 8,000,000
Prior Heatwurx shareholders [Member]
Number of shares owned by shareholders					24,690,790
First Tranche [Member]
Senior convertible notes convert into securities				$ 1,250,000
Senior convertible notes offering percentage				greater than 90%
Additional Tranche [Member] | Investors [Member]
Senior convertible notes convert into securities		$ 1,330,000
Parent Company [Member]
Number of shares acquired in exchange for common stock					222,217,112
Percentage of issued and outstanding common stock diluted basis					90.00%
Common stock issued							246,907,902
Common stock shares outstanding							246,907,902
Number of shares owned by shareholders					246,907,902
Capital stock shares authorized					350,000,000
Common stock par value					$ 0.0001
Preferred stock shares authorized					10,000,000
Preferred stock par value					$ 0.0001
Parent Company [Member] | Series D Preferred Stock [Member]
Common stock issued					13,673,402